Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [Member]	Share premium [member]	Retained earnings (Accumulated deficit) [member]	Reserves [Member]	Other comprehensive income classified as held for sale [Member]	Attributable to owners of the Parent Company [Member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2022	₩ 11,319,227	₩ 1,789,079	₩ 2,251,113	₩ 5,359,769	₩ 479,628		₩ 9,879,589	₩ 1,439,638
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	(2,576,729)			(2,733,742)			(2,733,742)	157,013
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	70,306			49,987	36,348		86,335	(16,029)
Total comprehensive loss for the year	(2,506,423)			(2,683,755)	36,348		(2,647,407)	140,984
Dividends to non-controlling shareholders in subsidiaries	(42,260)							(42,260)
Ending Balance at Dec. 31, 2023	8,770,544	1,789,079	2,251,113	2,676,014	515,976		7,232,182	1,538,362
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	(2,409,300)			(2,562,606)			(2,562,606)	153,306
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	798,037			(131,920)	479,847	₩ 291,363	639,290	158,747
Total comprehensive loss for the year	(1,611,263)			(2,694,526)	479,847	291,363	(1,923,316)	312,053
Capital increase	1,280,814	710,921	569,893				1,280,814
Acquisition of non-controlling shareholders' interests in subsidiaries	(231,269)		(47,419)				(47,419)	(183,850)
Dividends to non-controlling shareholders in subsidiaries	(136,019)							(136,019)
Ending Balance at Dec. 31, 2024	8,072,807	2,500,000	2,773,587	(18,512)	995,823	291,363	6,542,261	1,530,546
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	303,807			226,312			226,312	77,495
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	(108,046)			74,112	85,578	(291,363)	(131,673)	23,627
Total comprehensive loss for the year	195,761			300,424	85,578	₩ (291,363)	94,639	101,122
Change in scope of consolidation	(429,330)		(32,776)				(32,776)	(396,554)
Ending Balance at Dec. 31, 2025	₩ 7,839,238	₩ 2,500,000	₩ 2,740,811	₩ 281,912	₩ 1,081,401		₩ 6,604,124	₩ 1,235,114